Financial Instruments and Financial Risk Management - Schedule of Fair Value and Fair Value Hierarchy of Loans and Borrowings Carried at Amortized Cost (Details) - Level 2 - EUR (€) € in Thousands	Mar. 31, 2024	Sep. 30, 2023
Vendor Loan
Disclosure of fair value measurement of liabilities [line items]
Nominal value	€ 199,560	€ 299,560
Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Nominal value	428,500	428,500
EUR | Term Loan
Disclosure of fair value measurement of liabilities [line items]
Nominal value	375,000	375,000
USD | Term Loan
Disclosure of fair value measurement of liabilities [line items]
Nominal value	304,930	781,315
Fair Value | Vendor Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	161,945	235,687
Fair Value | Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	435,012	373,682
Fair Value | EUR | Term Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	383,098	348,426
Fair Value | USD | Term Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	313,469	694,889
Carrying Value | Vendor Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	207,588	305,048
Carrying Value | Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	447,596	448,434
Carrying Value | EUR | Term Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	369,647	368,701
Carrying Value | USD | Term Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	€ 303,032	€ 730,855